SP Funds S&P World (ex-US) ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Agriculture - 0.1%
IOI Corp. Bhd	38,517	$34,047
Kuala Lumpur Kepong Bhd	6,984	32,062
		66,109

Airlines - 0.1%
Ryanair Holdings PLC - ADR	1,168	72,731

Apparel - 1.1%
adidas AG - ADR	1,573	149,844
Asics Corp. - ADR	3,724	88,147
Eclat Textile Co. Ltd.	2,464	33,269
Feng TAY Enterprise Co. Ltd.	7,385	29,444
Hermes International SCA - ADR	1,573	385,888
Shenzhou International Group Holdings Ltd. - ADR	11,070	79,040
		765,632

Auto Manufacturers - 2.5%
BYD Co. Ltd. - ADR	47,298	692,916
BYD Co. Ltd. - Class A	5,400	79,008
Ferrari NV	568	250,484
Geely Automobile Holdings Ltd. - ADR	3,371	151,459
Great Wall Motor Co. Ltd. - ADR	2,881	46,672
Kia Corp.	1,164	85,865
Li Auto, Inc. - Class A (a)	16,331	215,944
Subaru Corp. - ADR	5,488	50,544
Suzuki Motor Corp. - ADR	2,285	100,677
XPeng, Inc. - Class A (a)	16,934	154,455
		1,828,024

Auto Parts & Equipment - 0.8%
Bridgestone Corp. - ADR	5,468	110,618
Contemporary Amperex Technology Co. Ltd. - Class A	4,500	165,551
Denso Corp. - ADR	9,888	134,773
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	7,429	53,707
Hyundai Mobis Co. Ltd.	285	60,522
LG Energy Solution Ltd. (a)	238	65,644
		590,815

Banks - 1.5%
Abu Dhabi Islamic Bank PJSC	18,129	119,244
Al Rajhi Bank	25,005	631,608
Alinma Bank	15,282	105,191
Bank AlBilad	9,453	65,622
Computershare Ltd. - ADR	2,753	74,276
Dubai Islamic Bank PJSC	37,251	101,213
		1,097,154

Beverages - 0.4%
Arca Continental SAB de CV	6,337	66,195
Coca-Cola Femsa SAB de CV - ADR	725	60,204
Nongfu Spring Co. Ltd. - Class H (b)	25,645	148,480
		274,879

Biotechnology - 1.0%
BeOne Medicines Ltd. - ADR (a)	857	258,068
CSL Ltd. - ADR	4,495	391,245
Samsung Biologics Co. Ltd. (a)(b)	86	66,168
		715,481

Building Materials - 0.7%
Anhui Conch Cement Co. Ltd. - ADR	3,045	43,879
Geberit AG - ADR	1,611	124,079
James Hardie Industries PLC - ADR (a)	2,678	69,467
Kingspan Group PLC - ADR	723	60,016
Nibe Industrier AB - Class B	7,123	32,930
Sika AG - ADR	7,473	175,914
Svenska Cellulosa AB SCA - Class B	1,936	24,369
		530,654

Chemicals - 2.8%
Air Liquide SA - ADR	13,466	530,560
Chandra Asri Pacific Tbk PT	169,709	95,658
Croda International PLC - ADR	1,297	22,166
Formosa Plastics Corp.	61,405	87,743
Givaudan SA - ADR	1,910	159,829
Nitto Denko Corp. - ADR	3,501	72,296
Novonesis (Novozymes) B - ADR	1,718	111,653
Petronas Chemicals Group Bhd	25,181	22,908
SABIC Agri-Nutrients Co.	2,762	87,769
Sahara International Petrochemical Co.	4,729	22,567
Saudi Arabian Mining Co. (a)	16,140	223,742
Saudi Basic Industries Corp.	11,466	167,049
Shin-Etsu Chemical Co. Ltd. - ADR	18,734	269,957
Sociedad Quimica y Minera de Chile SA - ADR (a)	1,835	67,436
Symrise AG - ADR	2,666	60,278
Yanbu National Petrochemical Co.	3,495	28,418
		2,030,029

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	11,321	196,080
China Shenhua Energy Co. Ltd. - Class A	7,900	41,911
		237,991

Commercial Services - 2.4%
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	48,000	36,036
Brambles Ltd. - ADR	3,301	100,945
Dai Nippon Printing Co. Ltd. - ADR	4,090	31,738
Experian PLC - ADR	4,410	233,113
Intertek Group PLC - ADR	737	48,192
New Oriental Education & Technology Group, Inc. - ADR	1,635	72,120
Recruit Holdings Co. Ltd. - ADR	38,438	457,412
RELX PLC - ADR	8,600	446,254
Secom Co. Ltd. - ADR	7,856	70,154
SGS SA - ADR	7,459	75,522
Wolters Kluwer NV - ADR	1,112	172,927
		1,744,413

Computers - 3.1%
Acer, Inc.	37,375	40,258
Advantech Co. Ltd.	6,468	72,703
Asia Vital Components Co. Ltd.	4,238	131,055
Asustek Computer, Inc.	8,957	198,661
Capgemini SE - ADR	3,753	111,539
CGI, Inc.	972	93,913
Chicony Electronics Co. Ltd.	8,176	35,884
Elm Co.	340	82,483
Fujitsu Ltd. - ADR	8,251	179,872
Gigabyte Technology Co. Ltd.	6,475	59,658
Infosys Ltd. - ADR	46,954	785,071
Innolux Corp.	97,967	37,910
LG Corp.	395	22,559
Nomura Research Institute Ltd. - ADR	2,160	85,795
Obic Co. Ltd.	1,470	52,941
Wipro Ltd. - ADR	36,080	98,138
Wiwynn Corp.	1,460	135,251
		2,223,691

Cosmetics/Personal Care - 2.3%
Beiersdorf AG - ADR	2,255	55,924
Essity AB - Class B	2,797	69,210
Haleon PLC - ADR	21,076	198,747
Kao Corp. - ADR	10,866	97,794
L'Oreal SA - ADR	5,338	472,573
Shiseido Co. Ltd. - ADR	1,858	30,044
Unicharm Corp. - ADR	11,830	41,405
Unilever PLC - ADR	11,585	676,911
		1,642,608

Distribution/Wholesale - 0.5%
AddTech AB - Class B	1,136	38,411
Pop Mart International Group Ltd. (b)	7,908	247,817
Toromont Industries Ltd.	360	36,582
		322,810

Electric - 0.4%
ACWA Power Co. (a)	2,859	167,679
Dubai Electricity & Water Authority PJSC	115,754	87,294
Origin Energy Ltd.	7,758	58,291
		313,264

Electrical Components & Equipment - 1.9%
Delta Electronics, Inc.	24,722	469,633
Ecopro BM Co. Ltd. (a)	245	19,628
Fortune Electric Co. Ltd.	2,690	60,102
Legrand SA - ADR	6,101	180,712
Schneider Electric SE - ADR	12,578	657,200
		1,387,275

Electronics - 3.0%
ABB Ltd.	7,412	488,505
Assa Abloy AB - ADR	9,234	151,992
BYD Electronic International Co. Ltd.	9,563	40,079
Chroma ATE, Inc.	4,897	70,631
Delta Electronics Thailand PCL	59,315	264,994
E Ink Holdings, Inc.	11,218	77,424
Foxconn Industrial Internet Co. Ltd. - Class A	14,400	69,288
Halma PLC	1,681	72,342
Hoya Corp. - ADR	1,592	202,980
Jentech Precision Industrial Co. Ltd.	1,131	54,565
Kyocera Corp. - ADR	6,821	80,897
Lotes Co. Ltd.	1,107	52,666
Micro-Star International Co. Ltd.	8,699	41,969
Murata Manufacturing Co. Ltd. - ADR	17,031	126,370
NIDEC Corp. - ADR	20,289	96,981
Samsung Electro-Mechanics Co. Ltd.	261	27,986
SCREEN Holdings Co. Ltd.	429	34,150
Shimadzu Corp.	1,279	28,555
Silergy Corp.	4,177	45,482
Unimicron Technology Corp.	15,747	72,542
Voltronic Power Technology Corp.	862	34,079
		2,134,477

Energy-Alternate Sources - 0.1%
Vestas Wind Systems AS - ADR	14,177	85,771

Engineering & Construction - 0.7%
Airports of Thailand PCL	56,343	70,687
Grupo Aeroportuario del Pacifico SAB de CV - ADR	527	121,099
Grupo Aeroportuario del Sureste SAB de CV - ADR	225	68,245
Samsung C&T Corp.	323	39,246
Stantec, Inc.	499	54,666
WSP Global, Inc.	636	131,244
		485,187

Environmental Control - 0.3%
Waste Connections, Inc.	1,194	223,454

Food - 2.5%
Ajinomoto Co., Inc. - ADR	4,359	115,557
Almarai Co. JSC	5,273	67,334
Bid Corp. Ltd.	4,190	106,126
BIM Birlesik Magazalar AS	5,701	74,505
Chocoladefabriken Lindt & Spruengli AG	5	73,764
Kerry Group PLC - ADR	723	66,610
Mowi ASA - ADR	2,061	38,479
Nestle SA - ADR	11,980	1,042,020
Nissin Foods Holdings Co. Ltd.	1,110	21,175
Orkla ASA - ADR	3,488	37,228
Savola Group (a)	2,198	14,538
SD Guthrie Bhd	45,776	51,196
Sumber Alfaria Trijaya Tbk PT	203,890	28,747
Want Want China Holdings Ltd.	54,650	39,473
Yakult Honsha Co. Ltd.	1,379	22,285
		1,799,037

Food Service - 0.4%
Compass Group PLC - ADR	7,915	278,054

Forest Products & Paper - 0.1%
Mondi PLC - ADR	1,022	27,768
UPM-Kymmene Oyj - ADR	2,453	63,606
		91,374

Hand/Machine Tools - 0.3%
Fuji Electric Co. Ltd.	694	34,941
Makita Corp. - ADR	1,297	40,189
Schindler Holding AG	189	68,706
Techtronic Industries Co. Ltd. - ADR	1,274	76,211
		220,047

Healthcare-Products - 2.0%
Alcon AG	2,298	203,242
Cochlear Ltd. - ADR	605	62,115
Coloplast AS - ADR	5,792	53,402
EssilorLuxottica SA - ADR	2,679	398,918
Fisher & Paykel Healthcare Corp. Ltd.	2,581	56,072
FUJIFILM Holdings Corp. - ADR	11,627	120,107
Olympus Corp.	5,355	64,458
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	1,200	38,571
Siemens Healthineers AG - ADR	2,984	80,150
Smith & Nephew PLC - ADR	2,177	66,529
Sonova Holding AG - ADR	1,214	66,030
Straumann Holding AG - ADR	5,845	70,842
Sysmex Corp. - ADR	2,226	36,328
Terumo Corp. - ADR	6,918	117,053
		1,433,817

Healthcare-Services - 1.1%
Bangkok Dusit Medical Services PCL	58,841	38,711
Bumrungrad Hospital PCL	5,119	26,629
Dr Sulaiman Al Habib Medical Services Group Co.	1,201	83,949
ICON PLC (a)	371	62,770
IHH Healthcare Bhd	46,205	72,043
Lonza Group AG - ADR	3,366	234,779
Mouwasat Medical Services Co.	1,244	25,204
Sonic Healthcare Ltd. - ADR	2,223	39,503
Wuxi Biologics Cayman, Inc. - ADR (a)	22,990	187,828
		771,416

Home Builders - 0.1%
Sekisui Chemical Co. Ltd.	1,835	32,098
Taylor Wimpey PLC - ADR	1,642	22,167
		54,265

Home Furnishings - 0.4%
Haier Smart Home Co. Ltd. - ADR	7,422	92,256
Lite-On Technology Corp.	28,378	113,141
Midea Group Co. Ltd. - Class A	7,206	70,318
		275,715

Household Products/Wares - 0.4%
Henkel AG & Co. KGaA - ADR	1,840	32,789
Reckitt Benckiser Group PLC - ADR	15,744	237,734
		270,523

Insurance - 0.0%(c)
Co. for Cooperative Insurance	893	31,972

Internet - 9.0%
Alibaba Group Holding Ltd. - ADR	25,175	3,036,860
Allegro.eu SA (a)(b)	8,700	86,243
Auto Trader Group PLC - ADR	16,509	45,235
CAR Group Ltd.	1,677	41,224
Coupang, Inc. (a)	6,317	185,909
JD.com, Inc. - ADR	18,653	587,383
Kanzhun Ltd. - ADR	4,422	83,841
MakeMyTrip Ltd. (a)	961	89,940
Meituan - ADR (a)	35,655	1,094,609
PDD Holdings, Inc. - ADR (a)	9,530	1,081,178
Trend Micro, Inc./Japan - ADR	584	35,665
Vipshop Holdings Ltd. - ADR	4,458	67,271
		6,435,358

Iron/Steel - 0.2%
BlueScope Steel Ltd.	2,038	31,190
Fortescue Ltd. - ADR	3,907	88,689
		119,879

Leisure Time - 0.3%
Amadeus IT Group SA - ADR	2,100	168,777
Shimano, Inc. - ADR	3,772	41,228
		210,005

Lodging - 0.1%
H World Group Ltd. - ADR	2,096	65,437

Machinery-Construction & Mining - 2.0%
Epiroc AB - ADR	2,895	58,826
Hitachi Ltd. - ADR	21,265	641,565
Metso Oyj	3,273	41,451
Mitsubishi Electric Corp. - ADR	4,918	228,687
Sandvik AB - ADR	4,996	121,902
Siemens Energy AG - ADR (a)	2,640	307,217
		1,399,648

Machinery-Diversified - 1.6%
Atlas Copco AB - ADR	7,273	97,822
Atlas Copco AB - ADR	11,906	182,043
Daifuku Co. Ltd. - ADR	3,535	45,071
FANUC Corp. - ADR	8,686	121,604
Hexagon AB - ADR	9,575	105,038
Keyence Corp.	926	339,647
Kone Oyj - ADR	3,742	114,917
Omron Corp. - ADR	896	23,171
SMC Corp. - ADR	5,652	98,684
Spirax Group PLC	343	28,800
Yaskawa Electric Corp. - ADR	615	25,894
		1,182,691

Media - 0.2%
Pearson PLC - ADR	3,053	43,444
Thomson Reuters Corp.	605	121,687
		165,131

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	1,746	40,839
Tenaris SA - ADR	1,033	36,093
		76,932

Mining - 4.2%
Agnico Eagle Mines Ltd.	2,338	290,882
Amman Mineral Internasional PT (a)	152,127	77,658
Antofagasta PLC	1,507	37,433
Barrick Mining Corp.	7,914	167,433
BHP Group Ltd. - ADR	11,867	601,301
Boliden AB - ADR (a)	661	40,599
Cameco Corp.	2,022	152,145
Gold Fields Ltd. - ADR	11,700	285,012
Grupo Mexico SAB de CV - Class B	41,296	258,126
Impala Platinum Holdings Ltd. - ADR	12,435	115,894
Ivanhoe Mines Ltd. - Class A (a)	3,159	24,700
Kinross Gold Corp.	5,775	92,605
Norsk Hydro ASA - ADR	6,122	36,977
Pan American Silver Corp.	1,593	43,128
Press Metal Aluminium Holdings Bhd	43,759	54,789
Rio Tinto Ltd.	1,620	116,507
Rio Tinto PLC - ADR	4,918	293,949
South32 Ltd. - ADR	4,178	39,023
Southern Copper Corp.	1,223	115,134
Wheaton Precious Metals Corp.	2,076	190,279
		3,033,574

Miscellaneous Manufacturing - 0.5%
Airtac International Group	1,742	49,959
Alfa Laval AB - ADR	1,345	58,521
Elite Material Co. Ltd.	4,057	150,196
Indutrade AB	1,157	28,262
Sunny Optical Technology Group Co. Ltd. - ADR	924	85,620
		372,558

Office-Business Equipment - 0.2%
Canon, Inc.	4,417	126,204

Oil & Gas - 2.3%
ADNOC Drilling Co. PJSC	38,708	61,543
ARC Resources Ltd.	2,618	51,222
Canadian Natural Resources Ltd.	9,731	308,706
Cenovus Energy, Inc.	5,952	90,794
Formosa Petrochemical Corp.	21,008	30,828
Imperial Oil Ltd.	733	61,252
Neste Oyj - ADR	4,035	31,554
PTT Exploration & Production PCL	18,936	73,009
Saudi Arabian Oil Co. (b)	74,700	483,914
Suncor Energy, Inc.	5,783	228,593
Tourmaline Oil Corp.	1,494	63,724
Turkiye Petrol Rafinerileri AS	11,107	46,214
Woodside Energy Group Ltd. - ADR	8,717	147,579
		1,678,932

Pharmaceuticals - 8.6%
Astellas Pharma, Inc. - ADR	8,820	91,199
AstraZeneca PLC - ADR	14,481	1,058,416
Celltrion, Inc.	724	93,398
Chugai Pharmaceutical Co. Ltd. - ADR	5,937	142,963
CSPC Pharmaceutical Group Ltd.	103,058	130,234
Daiichi Sankyo Co. Ltd. - ADR	8,943	221,071
Dr Reddy's Laboratories Ltd. - ADR	7,882	112,082
Eisai Co. Ltd.	1,314	37,308
GSK PLC - ADR	9,941	369,308
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	6,100	53,343
Merck KGaA - ADR	3,006	75,210
Novartis AG - ADR	8,975	1,020,817
Novo Nordisk AS - ADR	14,822	697,672
Ono Pharmaceutical Co. Ltd. - ADR	6,606	24,706
Otsuka Holdings Co. Ltd. - ADR	4,901	116,154
Roche Holding AG	126	42,328
Roche Holding AG - ADR	26,223	1,020,337
Sandoz Group AG - ADR	2,045	116,585
Sanofi SA - ADR	10,246	467,627
Shionogi & Co. Ltd. - ADR	8,167	68,031
Sino Biopharmaceutical Ltd.	129,728	124,275
UCB SA - ADR	1,124	120,976
		6,204,040

Pipelines - 0.2%
Adnoc Gas PLC	85,684	77,680
Petronas Gas Bhd	11,865	50,020
		127,700

Real Estate - 1.0%
Aldar Properties PJSC	48,540	125,807
Daito Trust Construction Co. Ltd. - ADR	1,145	29,724
Emaar Properties PJSC	79,212	328,873
FirstService Corp.	194	38,324
KE Holdings, Inc. - ADR	9,079	167,235
		689,963

Retail - 3.1%
Abu Dhabi National Oil Co. for Distribution PJSC	35,985	36,347
ANTA Sports Products Ltd. - ADR	621	176,128
Associated British Foods PLC - ADR	1,429	42,034
Cie Financiere Richemont SA - ADR	25,011	406,679
Clicks Group Ltd. - ADR	1,550	65,084
Dollarama, Inc.	1,288	176,429
Fast Retailing Co. Ltd. - ADR	9,622	293,760
H & M Hennes & Mauritz AB - ADR	13,342	35,223
Industria de Diseno Textil SA - ADR	20,960	249,634
JD Health International, Inc. (a)(b)	14,049	90,021
JUMBO SA	1,369	46,442
Li Ning Co. Ltd. - ADR	1,261	66,833
MatsukiyoCocokara & Co.	1,752	36,124
Moncler SpA	1,060	56,948
Mr Price Group Ltd.	3,166	36,996
Nitori Holdings Co. Ltd. - ADR	4,020	33,808
Pan Pacific International Holdings Corp. - ADR	2,622	88,073
Raia Drogasil SA	13,269	31,996
Wesfarmers Ltd. - ADR	10,751	293,932
		2,262,491

Semiconductors - 24.0%
Advantest Corp. - ADR	3,540	236,224
Alchip Technologies Ltd.	1,040	135,368
ARM Holdings PLC - ADR (a)	557	78,746
ASM International NV	215	105,198
ASML Holding NV	1,830	1,284,148
ASPEED Technology, Inc.	364	55,611
Disco Corp. - ADR	4,779	141,745
eMemory Technology, Inc.	826	56,316
Global Unichip Corp.	1,041	42,376
Infineon Technologies AG - ADR	6,307	247,991
King Yuan Electronics Co. Ltd.	13,627	53,873
Lasertec Corp. - ADR	1,872	37,122
MediaTek, Inc.	20,600	945,540
Novatek Microelectronics Corp.	7,790	123,972
Powertech Technology, Inc.	8,763	36,993
Realtek Semiconductor Corp.	6,576	126,684
Samsung Electronics Co. Ltd.	22,281	1,147,147
STMicroelectronics NV	2,939	75,518
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	48,711	11,769,552
Tokyo Electron Ltd. - ADR	4,351	340,466
United Microelectronics Corp. - ADR	29,648	202,792
Vanguard International Semiconductor Corp.	12,337	38,605
		17,281,987

Shipbuilding - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	35,774	70,591

Software - 2.9%
Constellation Software, Inc./Canada	92	318,097
Dassault Systemes SE - ADR	3,107	102,158
Descartes Systems Group, Inc. (a)	374	39,601
Sage Group PLC - ADR	1,220	78,458
SAP SE - ADR	4,745	1,360,391
WiseTech Global Ltd.	833	64,027
Xero Ltd. (a)	765	89,146
		2,051,878

Telecommunications - 4.0%
Accton Technology Corp.	6,468	193,298
CELCOMDIGI BHD	41,707	37,551
Chunghwa Telecom Co. Ltd. - ADR	5,043	218,866
Etihad Etisalat Co.	4,853	79,178
Far EasTone Telecommunications Co. Ltd.	21,431	58,662
Hellenic Telecommunications Organization SA - ADR	4,662	42,424
Nokia Oyj - ADR	24,091	98,291
Saudi Telecom Co.	24,216	271,398
Singapore Telecommunications Ltd. - ADR	3,456	105,408
Taiwan Mobile Co. Ltd.	21,836	77,182
Telefonaktiebolaget LM Ericsson - ADR	14,492	104,632
Telekom Malaysia Bhd	25,400	40,199
Vodacom Group Ltd. - ADR	7,667	58,699
Xiaomi Corp. - Class B (a)(b)	217,753	1,474,341
		2,860,129

Transportation - 1.5%
Canadian National Railway Co.	2,569	240,409
Canadian Pacific Kansas City Ltd.	4,321	318,477
DSV AS - ADR	1,833	205,901
InPost SA (a)	2,685	38,782
J&T Global Express Ltd. (a)	65,339	85,898
Kawasaki Kisen Kaisha Ltd.	2,994	42,624
Kuehne + Nagel International AG - ADR	1,237	50,414
SITC International Holdings Co. Ltd.	16,321	52,913
TFI International, Inc.	325	28,326
		1,063,744
TOTAL COMMON STOCKS (Cost $65,521,405)		71,477,541

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Warehouse & Industry - 0.3%
Goodman Group	9,425	213,482
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $213,231)		213,482

TOTAL INVESTMENTS - 99.7% (Cost $65,734,636)		71,691,023
Other Assets in Excess of Liabilities - 0.3%		232,203
TOTAL NET ASSETS - 100.0%		$71,923,226
two		–%
Percentages are stated as a percent of net assets.		–%

AB – Aktiebolag ADR - American Depositary Receipt AG – Aktiengesellschaft AS – Aksjeselskap
ASA - Advanced Subscription Agreement
JSC - Public Joint Stock Company KGaA - Kommanditgesellschaft auf Aktien NV - Naamloze Vennootschap OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company SA - Sociedad Anónima SAB de CV - Sociedad Anónima Bursátil de Capital Variable SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $2,650,690 or 3.7% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

SP Funds S&P World (ex-US) ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$71,412,457	$65,084	$–	$71,477,541
Real Estate Investment Trusts - Common	213,482	–	–	213,482
Total Investments	$71,625,939	$65,084	$–	$71,691,023

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of July 31, 2025
(% of Net Assets)
Taiwan	$16,275,261	22.6%
China	10,153,083	14.1
Japan	6,756,813	9.4
Switzerland	5,515,910	7.7
United Kingdom	4,135,254	5.7
Canada	3,586,672	5.0
France	3,307,175	4.6
Saudi Arabia	2,639,615	3.7
Germany	2,369,794	3.3
Australia	2,363,329	3.3
Ireland	1,645,885	2.3
South Korea	1,628,163	2.3
Netherlands	1,562,273	2.2
Sweden	1,190,619	1.6
Denmark	1,154,399	1.6
India	1,085,231	1.5
United Arab Emirates	938,001	1.3
South Africa	667,811	0.9
Mexico	573,869	0.8
United States	559,111	0.8
Thailand	474,030	0.7
Hong Kong	444,331	0.6
Spain	418,411	0.6
Malaysia	394,815	0.5
Finland	349,819	0.5
Italy	307,432	0.4
Indonesia	202,063	0.3
New Zealand	145,218	0.2
Poland	125,025	0.2
Belgium	120,976	0.2
Turkey	120,719	0.2
Norway	112,684	0.2
Singapore	105,408	0.1
Chile	104,869	0.1
Greece	88,866	0.1
Luxembourg	36,093	0.1
Brazil	31,996	0.0 (a)
Other Assets in Excess of Liabilities	232,203	0.3
Total Net Assets	$71,923,226	100.0%

(a) Represents less than 0.05% of net assets.